SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 19, 2021	Jul. 28, 2021	Mar. 03, 2021
Subsequent Event [Line Items]
Loans for working capital purpose		$ 4,000,000
Subsequent Event
Subsequent Event [Line Items]
Loans for working capital purpose			$ 1,500,000
Trading price for future vesting threshold of the first third	$ 20.00
Trading price for future vesting threshold of the second third	$ 20.00
Stock Issued During Period, Value, Other	$ 90,000,000
Stock Issued During Period, Shares, Other	9,000,000
Shares Issued, Price Per Share	$ 10.00
Subsequent Event | CPSR, CPSR Gelesis Merger Sub, Inc.
Subsequent Event [Line Items]
Implied equity value	$ 675,000,000
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants	23,483,250
Trading price for future vesting threshold of the first third	$ 12.50
Trading price for future vesting threshold of the second third	15.00
Trading price for future vesting threshold of the third portion	$ 17.50
Number of trading days within specified period that share price must exceed	20 days
Consecutive trading days used to evaluate share price	30 days